Available for Sale Securities: Schedule of Available-for-sale Securities Reconciliation (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Copper King Mining Corporation
Shares	5,000	5,000
Market Value	$ 0.000	$ 0.000
Deep Blue Marine Inc.
Shares	120,000	120,000
Market Value	0.000	0.001
Fair market value		$ 835